                               1997 ANNUAL REPORT

                         T. ROWE PRICE VARIABLE ANNUITY
                        ISSUED BY FIRST SECURITY BENEFIT
                 LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                    OF FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS


                          YEAR ENDED DECEMBER 31, 1997


CONTENTS

Report of Independent Auditors .............................................   2

Audited Financial Statements
  Balance Sheet ............................................................   3
  Statement of Operations and Changes in Net Assets ........................   4
  Notes to Financial Statements ............................................   5

REPORT OF INDEPENDENT AUDITORS


The Contract Owners of T. Rowe Price Variable
Annuity Account of First Security Benefit Life
Insurance and Annuity Company of New York and
The Board of Directors of First Security Benefit
Life Insurance and Annuity Company of New York


We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 6, 1998

2
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BALANCE SHEET
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York December 31, 1997 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


ASSETS

Investments:

  T. Rowe Price Portfolios:

    New America Growth Portfolio -- 154,371 shares at net asset
      value of $21.35 per share (cost, $2,741)........................   $ 3,296

    International Stock Portfolio -- 127,152 shares at net asset
      value of $12.74 per share (cost, $1,605)........................     1,620

    Equity Income Portfolio -- 325,615 shares at net asset value
      of $18.59 per share (cost, $5,192)..............................     6,053

    Personal Strategy Balanced Portfolio -- 80,525 shares at net
      asset value of $15.13 per share (cost, $1,104)..................     1,218

    Limited-Term Bond Portfolio -- 100,929 shares at net asset
      value of $4.96 per share (cost, $498)...........................       500

    Mid-Cap Growth Portfolio -- 90,648 shares at net asset value
      of $11.88 per share (cost, $957)................................     1,077

    Prime Reserve Portfolio -- 789,543 shares at net asset value
      of $1.00 per share (cost, $790).................................       790
                                                                          ------
Total assets..........................................................   $14,554
                                                                          ======

NET ASSETS
Net assets are represented by (NOTE 3):
                                             NUMBER    UNIT
                                            OF UNITS   VALUE    AMOUNT
                                            --------------------------
New America Growth Subaccount:
  Accumulation units ...................    170,990    $19.27            $ 3,296

International Stock Subaccount:
  Accumulation units ...................    123,502     13.09   $1,617
  Annuity reserves .....................        265     13.09        3     1,620
                                                                 -----
Equity Income Subaccount:
  Accumulation units ...................    320,917     18.84    6,045
  Annuity reserves .....................        454     18.84        8     6,053
                                                                 -----
Personal Strategy Balanced Subaccount:
  Accumulation units ...................     76,311     15.86    1,211
  Annuity reserves .....................        494     15.86        7     1,218
                                                                 -----
Limited-Term Bond Subaccount:
  Accumulation units ...................     41,943     11.60      486
  Annuity reserves .....................      1,222     11.60       14       500
                                                                 -----
Mid-Cap Growth Subaccount:
  Accumulation units ...................     91,142     11.82              1,077

Prime Reserve Subaccount:
  Accumulation units ...................     75,383     10.47                790
                                                                          ------
Total net assets .......................                                 $14,554
                                                                          ======

--------------------------------------------------------------------------------
See accompanying notes.                                                        3
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STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
T. Rowe Price Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York
Year Ended December 31, 1997 (IN THOUSANDS)

                                                                                    PERSONAL
                                        NEW AMERICA   INTERNATIONAL     EQUITY      STRATEGY     LIMITED-     MID-CAP       PRIME
                                          GROWTH          STOCK         INCOME      BALANCED    TERM BOND      GROWTH      RESERVE
                                        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                        -----------   -------------   ----------   ----------   ----------   ----------   ----------
Dividend distributions .................  $  ---         $   15        $  108       $   30        $  22       $  ---       $   25
Expenses (NOTE 2):
  Mortality and expense risk fee .......     (15)            (8)          (25)          (5)          (2)          (3)          (3)
                                          -------        -------       -------      -------       ------      -------      -------
Net investment income (loss) ...........     (15)             7            83           25           20           (3)          22

Capital gain distributions .............       8             21           182           18           --          ---          ---
Realized gain (loss) on investments ....      63             48           122           10           (1)           4          ---
Unrealized appreciation (depreciation)
  on investments .......................     452            (50)          680           90            3          120          ---
                                          -------        -------       -------      -------       ------      -------      -------
Net realized and unrealized gain on
  investments ..........................     523             19           984          118            2          124          ---
                                          -------        -------       -------      -------       ------      -------      -------
Net increase in net assets resulting
  from operations ......................     508             26         1,067          143           22          121           22

Net assets at beginning of year ........   2,301          1,101         2,664          536          365          ---          ---
Variable annuity deposits
  (NOTES 2 AND 3) ......................   1,004            815         2,969          603          281        1,210        1,714
Terminations and withdrawals
  (NOTES 2 AND 3) ......................    (517)          (322)         (647)         (64)        (168)        (254)        (946)
                                          -------        -------       -------      -------       ------      -------      -------
Net assets at end of year ..............  $3,296         $1,620        $6,053       $1,218        $ 500       $1,077       $  790
                                          =======        =======       =======      =======       ======      =======      =======

4                           See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Variable  Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York December 31, 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities, Mid-Cap Growth Portfolio - emphasis on long-term capital appreciation through investments in

                                                                               5
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NOTES TO FINANCIAL STATEMENTS (cont.)

companies with proven products or services and Prime Reserve Portfolio - emphasis on preservation of capital and liquidity while generating the highest possible current income by investing primarily in high-quality money market securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                                  COST OF       PROCEEDS
                                                 PURCHASES     FROM SALES
                                                 ---------     ----------
                                                      (IN THOUSANDS)
       New America Growth Portfolio...........    $1,029          $549
       International Stock Portfolio..........       861           340
       Equity Income Portfolio................     3,293           706
       Personal Strategy Balanced Portfolio...       656            74
       Limited-Term Bond Portfolio............       293           160
       Mid-Cap Growth Portfolio...............     1,248           295
       Prime Reserve Portfolio................     1,766           976

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

6
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3. SUMMARY OF UNIT TRANSACTIONS

                                                            (IN THOUSANDS)
      New America Growth Subaccount:
        Variable annuity deposits ..........................      58
        Terminations, withdrawals and annuity payments .....      31

      International Stock Subaccount:
        Variable annuity deposits ..........................      61
        Terminations, withdrawals and annuity payments .....      23

      Equity Income Subaccount:
        Variable annuity deposits ..........................     180
        Terminations, withdrawals and annuity payments .....      40

      Personal Strategy Balanced Subaccount:
        Variable annuity deposits ..........................      41
        Terminations, withdrawals and annuity payments .....       4

      Limited-Term Bond Subaccount:
        Variable annuity deposits ..........................      24
        Terminations, withdrawals and annuity payments .....      14

      Mid-Cap Growth Subaccount:
        Variable annuity deposits ..........................     116
        Terminations, withdrawals and annuity payments .....      25

      Prime Reserve Subaccount:
        Variable Annuity deposits ..........................     168
        Terminations, withdrawals and annuity payments .....      92